Contract liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	€ 2,779	€ 130,678
Decrease through reclassification to held for sale	1,032	0
Addition	6,074	10,833
Kingdom of Bahrain | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	2,300	2,300
Addition		3,800
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	€ 4,800	5,900
Addition		4,200
European Commission | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		116,800
Instituto Butantan | Chikungunya VLA1553 | Partnering agreement, CEPI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		2,000
Addition		€ 2,000